SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 6, 2008 to the
Class A Shares Prospectus dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 49 is hereby deleted and replaced with the following:

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-260 (10/08)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 6, 2008
to the Class D Shares Prospectus dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 49 is hereby deleted and replaced with the following:

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-261 (10/08)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund

Supplement dated October 6, 2008 to the
Class I Shares Prospectus dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 49 is hereby deleted and replaced with the following:

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-262 (10/08)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated October 6, 2008
to the Class A Shares Prospectus dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 84 is hereby deleted and replaced with the following:

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-263 (10/08)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated October 6, 2008
to the Class I Shares Prospectus dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with the Prospectus.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the first paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page 51 is hereby deleted and replaced with the following:

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-264 (10/08)

SEI ASSET ALLOCATION TRUST

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated October 6, 2008
to the Statement of Additional Information ("SAI") dated July 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Change in Disclosure of Portfolio Holdings Information

At a meeting held on October 3, 2008, the Board of Trustees of SEI Asset Allocation Trust approved a change, effective immediately, in the availability of a list of all portfolio holdings in each Fund and its Underlying SEI Funds for each month end from the first day of the month following ten calendar days after each month end to five calendar days after each month end. Accordingly, the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-130 is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CMS-F-265 (10/08)